Calvert
Emerging Markets Equity Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 99.9%

Security	Shares	Value
Brazil — 5.1%
Itau Unibanco Holding SA, PFC Shares	2,175,331	$ 14,794,221
Itausa SA, PFC Shares	50,057	100,886
MercadoLibre, Inc.(1)	5,298	13,847,012
Raia Drogasil SA	3,326,497	9,257,447
Rede D'Or Sao Luiz SA(2)	1,104,123	7,198,107
WEG SA	2,375,400	18,703,799
		$ 63,901,472
Chile — 1.6%
Banco de Chile	129,067,347	$19,520,289
		$19,520,289
China — 22.4%
Alibaba Group Holding Ltd.	2,355,900	$33,349,978
Bank of Jiangsu Co. Ltd., Class A	5,171,800	8,619,551
BYD Co. Ltd., Class H(3)	2,470,500	38,465,737
China International Capital Corp. Ltd., Class H(2)	2,125,600	4,819,337
China Merchants Bank Co. Ltd., Class H	3,875,000	27,182,975
JD.com, Inc., Class A	638,437	10,427,144
NARI Technology Co. Ltd., Class A	3,922,830	12,275,331
NetEase, Inc.	422,600	11,388,800
Shenzhen Inovance Technology Co. Ltd., Class A	993,083	8,953,700
Tencent Holdings Ltd.	1,294,413	83,406,288
Trip.com Group Ltd. ADR	247,644	14,521,844
Xiaomi Corp., Class B(1)(2)	1,575,400	12,127,013
Yum China Holdings, Inc.	394,710	17,647,484
		$283,185,182
Czech Republic — 0.4%
Komercni Banka AS	114,433	$5,537,762
		$5,537,762
Hong Kong — 2.5%
AIA Group Ltd.	1,699,417	$15,394,065
Hong Kong Exchanges & Clearing Ltd.	309,500	16,646,932
		$32,040,997
Hungary — 0.9%
Richter Gedeon Nyrt	393,102	$11,601,696
		$11,601,696
India — 22.3%
360 ONE WAM Ltd.	562,103	$7,831,735
Axis Bank Ltd.	943,035	13,189,332
Bajaj Finance Ltd.	1,587,620	17,338,958
CG Power & Industrial Solutions Ltd.	776,281	6,176,817
Colgate-Palmolive India Ltd.	171,166	4,805,504
HDFC Asset Management Co. Ltd.(2)	244,130	14,785,863
HDFC Bank Ltd.	1,899,352	44,341,242
ICICI Bank Ltd.	2,703,717	45,692,123
Security	Shares	Value
India (continued)
IDFC First Bank Ltd.(1)	14,130,546	$ 12,002,721
Macrotech Developers Ltd.(2)	588,408	9,513,195
Mahindra & Mahindra Ltd.	736,036	27,319,598
MakeMyTrip Ltd.(1)	125,113	12,263,576
Max Healthcare Institute Ltd.	1,561,683	23,237,883
SBI Life Insurance Co. Ltd.(2)	1,136,254	24,357,376
Shriram Finance Ltd.	899,606	7,418,243
Tata Consultancy Services Ltd.	293,596	11,855,541
		$282,129,707
Indonesia — 0.6%
Cisarua Mountain Dairy Tbk. PT	22,960,800	$6,889,117
		$6,889,117
Malaysia — 1.3%
CIMB Group Holdings Bhd.	10,452,700	$16,858,699
		$16,858,699
Mexico — 4.4%
Grupo Financiero Banorte SAB de CV, Class O(3)	2,155,366	$19,778,437
Kimberly-Clark de Mexico SAB de CV, Class A(3)	6,046,994	11,085,645
Prologis Property Mexico SA de CV	754,939	2,846,435
Wal-Mart de Mexico SAB de CV	6,601,315	21,839,625
		$55,550,142
Poland — 3.2%
Allegro.eu SA(1)(2)	1,884,355	$18,141,835
Budimex SA(3)	16,536	2,562,794
Grupa Kety SA	34,938	8,676,178
Powszechny Zaklad Ubezpieczen SA	631,298	11,039,568
		$40,420,375
South Africa — 3.7%
AVI Ltd.	2,121,547	$11,279,116
Capitec Bank Holdings Ltd.	86,805	17,356,304
Clicks Group Ltd.	871,991	18,259,182
		$46,894,602
South Korea — 8.4%
KB Financial Group, Inc.	298,881	$24,560,928
Kia Corp.	115,901	8,293,222
Naver Corp.	51,110	9,924,787
Samsung Electronics Co. Ltd.	755,623	33,414,861
SK Hynix, Inc.	141,586	30,509,170
		$106,702,968
Taiwan — 21.6%
Airtac International Group	432,000	$12,861,967
Alchip Technologies Ltd.	124,000	13,147,959
ASE Technology Holding Co. Ltd.	1,939,000	9,727,531
Chailease Holding Co. Ltd.	1,622,000	7,025,235
Delta Electronics, Inc.	1,302,000	18,424,534

Calvert
Emerging Markets Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
MediaTek, Inc.	197,000	$ 8,441,186
Taiwan Semiconductor Manufacturing Co. Ltd.	4,801,000	175,569,434
Unimicron Technology Corp.	2,057,000	8,028,273
Wiwynn Corp.	235,000	20,406,201
		$ 273,632,320
United Kingdom — 1.5%
Antofagasta PLC	746,981	$ 18,572,083
		$ 18,572,083
Total Common Stocks (identified cost $920,117,311)		$1,263,437,411

Short-Term Investments — 0.9%

Affiliated Fund — 0.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	9,455,095	$ 9,455,095
Total Affiliated Fund (identified cost $9,455,095)		$ 9,455,095
Securities Lending Collateral — 0.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(5)	2,694,250	$ 2,694,250
Total Securities Lending Collateral (identified cost $2,694,250)		$ 2,694,250
Total Short-Term Investments (identified cost $12,149,345)		$ 12,149,345

Total Investments — 100.8% (identified cost $932,266,656)	$1,275,586,756
Other Assets, Less Liabilities — (0.8)%	$ (10,624,104)
Net Assets — 100.0%	$1,264,962,652

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	Non-income producing security.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $90,942,726 or 7.2% of the Fund's net assets.
(3)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $33,515,078 and the total market value of the collateral received by the Fund was $35,402,254, comprised of cash of $2,694,250 and U.S. government and/or agencies securities of $32,708,004.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Emerging Markets Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Financials	31.3%
Information Technology	27.0
Consumer Discretionary	15.4
Communication Services	8.3
Consumer Staples	6.6
Industrials	4.9
Health Care	3.3
Materials	2.1
Real Estate	1.0
Total	99.9%

Abbreviations:
ADR	– American Depositary Receipt
PFC Shares	– Preference Shares

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $9,455,095, which represents 0.7% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$48,007	$266,444,257	$(257,037,169)	$ —	$ —	$9,455,095	$381,514	9,455,095

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Brazil	$63,901,472	$ —	$ —	$63,901,472
Chile	19,520,289	—	—	19,520,289
China	32,169,328	251,015,854	—	283,185,182
Czech Republic	—	5,537,762	—	5,537,762
Hong Kong	—	32,040,997	—	32,040,997
Hungary	—	11,601,696	—	11,601,696

Calvert
Emerging Markets Equity Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
India	$12,263,576	$269,866,131	$ —	$282,129,707
Indonesia	—	6,889,117	—	6,889,117
Malaysia	—	16,858,699	—	16,858,699
Mexico	55,550,142	—	—	55,550,142
Poland	—	40,420,375	—	40,420,375
South Africa	—	46,894,602	—	46,894,602
South Korea	—	106,702,968	—	106,702,968
Taiwan	—	273,632,320	—	273,632,320
United Kingdom	—	18,572,083	—	18,572,083
Total Common Stocks	$183,404,807	$1,080,032,604(1)	$ —	$1,263,437,411
Short-Term Investments:
Affiliated Fund	$9,455,095	$ —	$ —	$9,455,095
Securities Lending Collateral	2,694,250	—	—	2,694,250
Total Investments	$195,554,152	$1,080,032,604	$ —	$1,275,586,756

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.
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